Note 3 - Balance Sheet Components - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total property and equipment	$ 512,437	$ 911,016
Accumulated depreciation and amortization	(403,607)	(761,042)
Total property and equipment, net	108,830	149,974
Equipment and Furnishings [Member]
Total property and equipment	512,437	795,411
Leasehold Improvements [Member]
Total property and equipment	$ 0	$ 115,605